Basis of Presentation and Summary of Significant Accounting Policies - Summary of Computation of Basic and Diluted Net Loss Per Share (Detail) - USD ($) $ / shares in Units, $ in Thousands	3 Months Ended		9 Months Ended		12 Months Ended
	Sep. 30, 2020	Sep. 30, 2019	Sep. 30, 2020	Sep. 30, 2019	Dec. 31, 2019	Dec. 31, 2018
Numerator
Net loss	$ (25,548)	$ (6,549)	$ (45,444)	$ (18,529)	$ (26,883)	$ (21,363)
Denominator
Weighted average shares outstanding used in computing net loss per share, basic and diluted	30,314,904	1,946,439	18,022,068	1,876,687	1,899,348	1,734,115
Net loss per share, basic and diluted	$ (0.84)	$ (3.36)	$ (2.52)	$ (9.87)	$ (14.15)	$ (12.32)